BRIGHTHOUSE FUNDS TRUST II
SUPPLEMENT DATED AUGUST 16, 2023
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED MAY 1, 2023, AS SUPPLEMENTED
Neuberger Berman Genesis Portfolio
Judith M. Vale, portfolio manager of the Portfolio since 2010, intends to transition to a portfolio strategist role at the beginning of 2024 (“Transition”). Upon completion of the Transition, Ms. Vale will no longer serve as a portfolio manager of the Neuberger Berman Genesis Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust II and all references to Ms. Vale in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Portfolio will be deleted. Until Ms. Vale’s Transition, Ms. Vale will continue to serve as a portfolio manager to the Portfolio. Robert W. D’Alelio, Gregory G. Spiegel and Brett S. Reiner, who have each been members of Neuberger Berman Investment Advisers LLC’s investment team for 26, 11, and 20 years, respectively, will remain co-portfolio managers of the Portfolio.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE
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